Accrued Pension and Severance Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected contributions during the year ending March 31, 2013	¥ 1,812
Non-Japanese Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected contributions during the year ending March 31, 2013	¥ 13